UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
 (Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Corporate Leaders® 100 Fund

Voya Global Multi-Asset Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

The schedules are not audited.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 14.7%
10,375	@	Amazon.com, Inc.	$10,173,725	1.0
26,609	@	Charter Communications, Inc.	10,604,751	1.0
260,477		Comcast Corp. – Class A	10,577,971	1.0
906,418		Ford Motor Co.	9,997,790	1.0
290,440		General Motors Co.	10,612,678	1.0
66,541		Home Depot, Inc.	9,972,500	1.0
132,177		Lowe's Cos, Inc.	9,766,558	0.9
66,120		McDonald's Corp.	10,577,216	1.0
190,422		Nike, Inc.	10,056,186	1.0
5,396	@	Priceline.com, Inc.	9,993,824	1.0
173,488		Starbucks Corp.	9,517,552	0.9
194,371		Target Corp.	10,599,051	1.0
101,471		Time Warner, Inc.	10,258,718	1.0
359,160		Twenty-First Century Fox, Inc. - Class A	9,909,224	1.0
95,779		Walt Disney Co.	9,692,835	0.9
			152,310,579	14.7

		Consumer Staples: 11.6%
136,085		Altria Group, Inc.	8,627,789	0.8
225,848		Coca-Cola Co.	10,287,376	1.0
136,600		Colgate-Palmolive Co.	9,786,024	1.0
63,807		Costco Wholesale Corp.	10,001,109	1.0
126,134		CVS Health Corp.	9,755,203	1.0
118,060		Kraft Heinz Co.	9,533,345	0.9
234,804		Mondelez International, Inc.	9,547,131	0.9
87,904		PepsiCo, Inc.	10,173,130	1.0
86,477		Philip Morris International, Inc.	10,111,756	1.0
116,391		Procter & Gamble Co.	10,739,398	1.0
129,192		Walgreens Boots Alliance, Inc.	10,529,148	1.0
133,344		Wal-Mart Stores, Inc.	10,410,166	1.0
			119,501,575	11.6

		Energy: 6.7%
97,242		Chevron Corp.	10,465,184	1.0
229,691		ConocoPhillips	10,028,309	1.0
125,462		Exxon Mobil Corp.	9,576,514	0.9
238,677		Halliburton Co.	9,301,243	0.9
531,760		Kinder Morgan, Inc.	10,278,921	1.0
169,311		Occidental Petroleum Corp.	10,107,867	1.0
154,861		Schlumberger Ltd.	9,835,222	0.9
			69,593,260	6.7

		Financials: 14.5%
114,884		Allstate Corp.	10,397,002	1.0
121,066		American Express Co.	10,423,783	1.0
159,445		American International Group, Inc.	9,643,234	0.9
416,312		Bank of America Corp.	9,945,694	1.0
198,486		Bank of New York Mellon Corp.	10,376,848	1.0
59,804	@	Berkshire Hathaway, Inc. – Class B	10,834,093	1.0
23,923		Blackrock, Inc.	10,023,976	1.0
124,277		Capital One Financial Corp.	9,893,692	0.9
151,161		Citigroup, Inc.	10,283,483	1.0
45,119		Goldman Sachs Group, Inc.	10,094,925	1.0
111,079		JPMorgan Chase & Co.	10,095,970	1.0
183,886		Metlife, Inc.	8,611,381	0.8
226,251		Morgan Stanley	10,294,420	1.0
195,533		US Bancorp	10,021,066	1.0
181,512		Wells Fargo & Co.	9,269,818	0.9
			150,209,385	14.5

		Health Care: 15.2%
207,772		Abbott Laboratories	10,583,906	1.0
139,691		AbbVie, Inc.	10,518,732	1.0
41,493		Allergan plc	9,521,814	0.9
58,665		Amgen, Inc.	10,428,877	1.0
37,241	@	Biogen, Inc.	11,789,011	1.1
181,383		Bristol-Myers Squibb Co.	10,970,044	1.1
76,879	@	Celgene Corp.	10,680,799	1.0
120,490		Danaher Corp.	10,051,276	1.0
122,428		Eli Lilly & Co.	9,952,172	1.0
142,884		Gilead Sciences, Inc.	11,960,820	1.2
76,333		Johnson & Johnson	10,104,199	1.0
114,134		Medtronic PLC	9,201,483	0.9
157,364		Merck & Co., Inc.	10,049,265	1.0
301,063		Pfizer, Inc.	10,212,057	1.0
54,649		UnitedHealth Group, Inc.	10,869,686	1.0
			156,894,141	15.2

		Industrials: 13.3%
48,712		3M Co.	9,952,836	1.0
51,276		Boeing Co.	12,288,806	1.2
95,843		Caterpillar, Inc.	11,260,594	1.1
173,428		Emerson Electric Co.	10,239,189	1.0
47,043		FedEx Corp.	10,085,079	1.0
51,406		General Dynamics Corp.	10,350,598	1.0
374,713		General Electric Co.	9,199,204	0.9
76,518		Honeywell International, Inc.	10,580,144	1.0
36,588		Lockheed Martin Corp.	11,173,609	1.1
63,110		Raytheon Co.	11,486,651	1.1
93,844		Union Pacific Corp.	9,881,773	0.9
92,229		United Parcel Service, Inc. - Class B	10,547,309	1.0
83,229		United Technologies Corp.	9,964,176	1.0
			137,009,968	13.3

		Information Technology: 14.5%
82,322		Accenture PLC	10,764,425	1.0
11,033	@	Alphabet, Inc. - Class C	10,363,628	1.0
70,468		Apple, Inc.	11,556,752	1.1
322,340		Cisco Systems, Inc.	10,382,571	1.0
67,035	@	Facebook, Inc.	11,528,009	1.1
301,870		Intel Corp.	10,586,581	1.0
65,691		International Business Machines Corp.	9,395,784	0.9

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
83,324	Mastercard, Inc. - Class A	$11,107,089	1.1
147,828	Microsoft Corp.	11,053,099	1.1
201,688	Oracle Corp.	10,150,957	1.0
189,531	@ PayPal Holdings, Inc.	11,690,272	1.1
183,819	Qualcomm, Inc.	9,608,219	0.9
131,661	Texas Instruments, Inc.	10,904,164	1.1
107,232	Visa, Inc. - Class A	11,100,657	1.1
		150,192,207	14.5

	Materials: 2.0%
161,454	Dow Chemical Co.	10,760,909	1.0
85,804	Monsanto Co.	10,056,229	1.0
		20,817,138	2.0

	Real Estate: 1.0%
62,277	Simon Property Group, Inc.	9,768,147	1.0

	Telecommunication Services: 2.0%
269,132	AT&T, Inc.	10,081,685	1.0
227,984	Verizon Communications, Inc.	10,936,392	1.0
		21,018,077	2.0

	Utilities: 4.1%
120,490	Duke Energy Corp.	10,518,777	1.0
282,498	Exelon Corp.	10,698,199	1.0
72,337	NextEra Energy, Inc.	10,887,442	1.1
209,665	Southern Co.	10,118,433	1.0
		42,222,851	4.1

	Total Common Stock
	(Cost $724,100,831)	1,029,537,328	99.6

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
6,720,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $6,720,000)	6,720,000	0.6

	Total Short-Term Investments
	(Cost $6,720,000)	6,720,000	0.6

	Total Investments in Securities (Cost $730,820,831)	$1,036,257,328	100.2
	Liabilities in Excess of Other Assets	(2,217,527)	(0.2)
	Net Assets	$1,034,039,801	100.0

††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,029,537,328	$–	$–	$1,029,537,328
Short-Term Investments	6,720,000	–	–	6,720,000
Total Investments, at fair value	$1,036,257,328	$–	$–	$1,036,257,328
Other Financial Instruments+
Futures	27,850	–	–	27,850
Total Assets	$1,036,285,178	$–	$–	$1,036,285,178

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	16	09/15/17	$1,976,000	$27,850
			$1,976,000	$27,850

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of August 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$27,850
Total Asset Derivatives		$27,850

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $739,932,520.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$315,710,320
Gross Unrealized Depreciation	(19,357,662)

Net Unrealized Appreciation	$296,352,658

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.0%
30,845	iShares Barclays 20+ Year Treasury Bond Fund	$3,947,852	2.5
22,153	iShares MSCI EAFE Index Fund	1,482,036	0.9
37,544	iShares MSCI Emerging Markets Index Fund	1,683,097	1.1
37,513	iShares MSCI EMU Index Fund	1,569,169	1.0
78,391	iShares Russell 1000 Growth Index Fund	9,713,429	6.1
74,438	iShares Russell 1000 Value Index Fund	8,619,176	5.4
51,609	SPDR Trust Series 1	12,772,711	8.0

	Total Exchange-Traded Funds
	(Cost $37,207,708)	39,787,470	25.0

MUTUAL FUNDS: 72.8%
	Affiliated Investment Companies: 70.3%
1,280,615	Voya Floating Rate Fund - Class I	12,601,254	7.9
792,573	Voya Global Bond Fund - Class R6	8,028,760	5.0
82,527	Voya Global Real Estate Fund - Class R6	1,625,777	1.0
1,172,495	Voya High Yield Bond Fund - Class R6	9,555,831	6.0
854,022	Voya Intermediate Bond Fund - Class R6	8,711,028	5.5
462,468	Voya Large Cap Value Fund - Class R6	6,289,571	4.0
80,433	Voya Large-Cap Growth Fund - Class R6	3,197,998	2.0
175,128	@ Voya MidCap Opportunities Fund - Class R6	4,656,657	2.9
768,264	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,764,631	6.1
1,620,109	Voya Multi-Manager International Equity Fund - Class I	19,246,895	12.1
1,505,316	Voya Multi-Manager International Factors Fund - Class I	16,061,724	10.1
406,552	Voya Multi-Manager Mid Cap Value Fund - Class I	4,732,262	3.0
75,577	Voya Real Estate Fund - Class R6	1,500,202	0.9
351,189	Voya Small Company Fund - Class R6	6,121,221	3.8
		112,093,811	70.3

	Unaffiliated Investment Companies: 2.5%
806,462	@ Credit Suisse Commodity Return Strategy Fund - Class I	3,991,987	2.5

	Total Mutual Funds
	(Cost $101,966,854)	116,085,798	72.8

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 1.834%, (US0001M + 0.600%), 07/25/33	2,443	0.0
55,001	# Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 6.020%, 12/25/37	56,853	0.0
668	RAMP Series Trust 2003-RS5 AIIB, 1.854%, (US0001M + 0.620%), 06/25/33	643	0.0

	Total Asset-Backed Securities
	(Cost $58,185)	59,939	0.0

	Total Long-Term Investments
	(Cost $139,232,747)	155,933,207	97.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
432,933	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $432,933)	432,933	0.3

	Total Short-Term Investments
	(Cost $432,933)	432,933	0.3

	Total Investments in Securities (Cost $139,665,680)	$156,366,140	98.1
	Assets in Excess of Other Liabilities	3,018,358	1.9
	Net Assets	$159,384,498	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,787,470	$–	$–	$39,787,470
Mutual Funds	116,085,798	–	–	116,085,798
Short-Term Investments	432,933	–	–	432,933
Asset-Backed Securities	–	59,939	–	59,939
Total Investments, at fair value	$156,306,201	$59,939	$–	$156,366,140
Other Financial Instruments+
Forward Foreign Currency Contracts	–	145,493	–	145,493
Futures	683,393	–	–	683,393
OTC Swaps	–	160,242	–	160,242
Total Assets	$156,989,594	$365,674	$–	$157,355,268
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(327)	$–	$(327)
Total Liabilities	$–	$(327)	$–	$(327)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,560,096	$130,227	$-	$(89,069)	$12,601,254	$130,227	$-	$-
Voya Global Bond Fund - Class R6	7,840,221	89,577	(82,897)	181,859	8,028,760	89,577	969	-
Voya Global Real Estate Fund - Class R6	1,581,249	14,029	–	30,499	1,625,777	14,029	-	-
Voya High Yield Bond Fund - Class R6	9,469,174	133,285	–	(46,628)	9,555,831	133,285	-	-
Voya Intermediate Bond Fund - Class R6	8,682,187	69,222	(99,545)	59,164	8,711,028	69,222	454	-
Voya Large Cap Value Fund - Class R6	6,243,110	23,682	–	22,779	6,289,571	23,682	-	-
Voya Large-Cap Growth Fund - Class R6	–	3,148,934	5,014	44,050	3,197,998	–	5,014	-
Voya MidCap Opportunities Fund - Class R6	4,750,139	–	(47,491)	(45,991)	4,656,657	–	52,509	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,311,338	–	(574,867)	1,028,160	9,764,631	–	66,613	-
Voya Multi-Manager International Equity Fund - Class I	18,929,393	–	(239,798)	557,300	19,246,895	–	14,866	-
Voya Multi-Manager International Factors Fund - Class I	15,843,071	–	(408,915)	627,568	16,061,724	–	59,339	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,622,492	–	–	109,770	4,732,262	–	-	-
Voya Real Estate Fund - Class R6	1,552,552	10,559	(106,176)	43,267	1,500,202	10,559	(6,176)	-
Voya Small Company Fund - Class R6	6,121,221	–	–	–	6,121,221	–	-	-
	$107,506,243	$3,619,515	$(1,554,675)	$2,522,728	$112,093,811	$470,581	$193,588	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 888,571	CAD 1,110,000	Bank of America N.A.	09/05/17	$(327)
USD 1,355,906	AUD 1,700,000	Bank of America N.A.	09/05/17	4,506
USD 2,197,033	NZD 2,940,000	Brown Brothers Harriman & Co.	09/05/17	86,155
SEK 18,760,000	USD 2,326,276	JPMorgan Chase Bank N.A.	09/05/17	34,870
SGD 730,000	USD 538,238	Morgan Stanley Capital Services LLC	09/05/17	133
NOK 9,880,000	USD 1,253,731	Morgan Stanley Capital Services LLC	09/05/17	19,829
				$145,166

At August 31, 2017, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	111	09/15/17	$6,028,410	$383,792
S&P 500 E-Mini	33	09/15/17	4,075,500	10,834
			$10,103,910	$394,626
Short Contracts
EURO STOXX 50® Index	(235)	09/15/17	(9,578,820)	288,767
			$(9,578,820)	$288,767

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

At August 31, 2017, the following over-the-counter-total return swaps were outstanding for Voya Global Multi-Asset Fund:

Reference Entity	Floating Rate(1)	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones-UBS Commodity Index Total Return	1-month LIBOR plus 0.13%	Societe Generale	04/05/18	USD 15,600,000	$160,242	$–	$160,242
				Total	$160,242	$–	$160,242

(1)	Fund pays the floating rate and receives the total return of the reference entity.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments for Voya Global Multi-Asset Fund as of August 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$145,493
Equity contracts	Futures contracts	683,393
Commodity Contracts	OTC Total return swaps	160,242
Total Asset Derivatives		$989,128

Liability Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$327
Total Liability Derivatives		$327

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2017:

	Bank of America N.A.	Brown Brothers Harriman & Co.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$4,506	$86,155	$34,870	$19,962	$-	$145,493
OTC Total return swaps	-	-	-	-	160,242	160,242
Total Assets	$4,506	$86,155	$34,870	$19,962	$160,242	$305,735

Liabilities:
Forward foreign currency contracts	$327	$-	$-	$-	$-	$327
Total Liabilities	$327	$-	$-	$-	$-	$327

Net OTC derivative instruments by counterparty, at fair value	$4,179	$86,155	$34,870	$19,962	$160,242	$305,408

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)(2)	$4,179	$86,155	$34,870	$19,962	$160,242	$305,408

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At August 31, 2017, the Fund had pledged $780,000 in cash collateral to Societe Generale. Excess cash collateral is not shown for financial reporting purposes.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $141,798,217.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,236,212
Gross Unrealized Depreciation	(2,587,425)

Net Unrealized Appreciation	$15,648,787

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 11.1%
16,602		Aarons, Inc.	$734,971	0.5
12,319		Adtalem Global Education, Inc.	421,310	0.3
22,935		Big Lots, Inc.	1,091,706	0.7
24,939		Brunswick Corp.	1,308,799	0.8
5,486	@	Burlington Stores, Inc.	477,995	0.3
32,079		CalAtlantic Group, Inc.	1,114,745	0.7
5,342		Carter's, Inc.	463,205	0.3
22,149		Cheesecake Factory	917,633	0.6
26,457		Dana, Inc.	636,820	0.4
7,310	@	Deckers Outdoor Corp.	467,109	0.3
32,629		Dick's Sporting Goods, Inc.	860,100	0.5
8,796		Domino's Pizza, Inc.	1,603,159	1.0
28,563		Gentex Corp.	521,846	0.3
10,087		Jack in the Box, Inc.	944,345	0.6
5,707		John Wiley & Sons, Inc.	307,893	0.2
22,959	L	KB Home	491,323	0.3
34,017	@	Live Nation Entertainment, Inc.	1,359,319	0.9
13,030	@	Michaels Cos, Inc.	292,523	0.2
144	@	NVR, Inc.	391,802	0.2
35,536		Office Depot, Inc.	152,449	0.1
8,783		Papa John's International, Inc.	656,881	0.4
16,332		Regal Entertainment Group	241,224	0.2
9,147	@	Sotheby's	410,426	0.3
14,236		Thor Industries, Inc.	1,546,599	1.0
			17,414,182	11.1

		Consumer Staples: 3.8%
1,678	@,L	Boston Beer Co., Inc.	250,022	0.2
2,955		Campbell Soup Co.	136,521	0.1
14,367		Church & Dwight Co., Inc.	720,792	0.5
45,201		Dean Foods Co.	497,211	0.3
15,903		Energizer Holdings, Inc.	702,118	0.4
9,043		Flowers Foods, Inc.	157,077	0.1
13,029		Ingredion, Inc.	1,613,251	1.0
14,431		Nu Skin Enterprises, Inc.	877,838	0.6
29,539	@	United Natural Foods, Inc.	1,026,480	0.6
			5,981,310	3.8

		Energy: 3.3%
7,464	@	Diamondback Energy, Inc.	677,657	0.4
11,639		EQT Corp.	725,575	0.5
29,068	@	Gulfport Energy Corp.	364,222	0.2
14,176		HollyFrontier Corp.	443,851	0.3
49,887		Patterson-UTI Energy, Inc.	796,695	0.5
28,947	L	PBF Energy, Inc.	685,465	0.4
64,353	@	QEP Resources, Inc.	485,865	0.3
127,000	@	Southwestern Energy Co.	692,150	0.5
6,743		World Fuel Services Corp.	232,903	0.2
			5,104,383	3.3

		Financials: 16.0%
283	@	Alleghany Corp.	159,264	0.1
2,704		Ameriprise Financial, Inc.	374,531	0.2
29,347		Bank of the Ozarks, Inc.	1,260,747	0.8
7,361		Cathay General Bancorp.	259,623	0.2
20,716		Chemical Financial Corp.	940,714	0.6
24,441		Citizens Financial Group, Inc.	809,730	0.5
10,703		Comerica, Inc.	730,480	0.5
5,523		Cullen/Frost Bankers, Inc.	465,037	0.3
30,112		East West Bancorp, Inc.	1,667,301	1.1
7,068		Eaton Vance Corp.	336,295	0.2
11,400		Federated Investors, Inc.	311,334	0.2
28,483		First American Financial Corp.	1,397,376	0.9
72,791		First Horizon National Corp.	1,252,733	0.8
6,530		Hanover Insurance Group, Inc.	641,115	0.4
17,583		Hartford Financial Services Group, Inc.	950,713	0.6
52,961		Keycorp	911,459	0.6
22,135		Lazard Ltd.	949,370	0.6
18,794		Legg Mason, Inc.	717,743	0.5
6,502		MarketAxess Holdings, Inc.	1,254,561	0.8
12,570		MB Financial, Inc.	499,909	0.3
1,443		MSCI, Inc. - Class A	165,382	0.1
67,857		Old Republic International Corp.	1,295,390	0.8
17,941		PacWest Bancorp	810,036	0.5
16,471		Primerica, Inc.	1,260,855	0.8
10,853		Progressive Corp.	504,447	0.3
7,277		Reinsurance Group of America, Inc.	978,393	0.6
6,850	@	Signature Bank	879,129	0.6
22,392		Stifel Financial Corp.	1,069,218	0.7
1,361	@	SVB Financial Group	230,472	0.1
71,800		TCF Financial Corp.	1,115,054	0.7
17,837	@	Western Alliance Bancorp.	860,279	0.6
			25,058,690	16.0

		Health Care: 8.6%
7,254	@	Abiomed, Inc.	1,093,903	0.7
2,099	@	Align Technology, Inc.	370,977	0.2
19,312	@	Bioverativ, Inc.	1,094,797	0.7
5,224	@	Charles River Laboratories International, Inc.	568,371	0.4
23,505	@	Globus Medical, Inc.	710,556	0.5
8,366	@	Halyard Health, Inc.	378,896	0.2

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,292		Healthsouth Corp.	$1,294,359	0.8
12,056		Hill-Rom Holdings, Inc.	927,830	0.6
28,105	@	Mallinckrodt PLC - W/I	1,154,553	0.7
14,173	@	Masimo Corp.	1,195,918	0.8
7,384	@	Mednax, Inc.	331,173	0.2
5,973	@	NuVasive, Inc.	373,193	0.2
6,488		Owens & Minor, Inc.	181,275	0.1
6,319	@	Parexel International Corp.	555,377	0.4
8,992		STERIS PLC	783,743	0.5
1,167		Teleflex, Inc.	247,112	0.2
9,396	@	WellCare Health Plans, Inc.	1,641,293	1.0
9,850		Zoetis, Inc.	617,595	0.4
			13,520,921	8.6

		Industrials: 14.6%
10,235		Alaska Air Group, Inc.	764,145	0.5
15,483		Carlisle Cos., Inc.	1,466,085	0.9
15,835		Crane Co.	1,175,432	0.8
12,174		Curtiss-Wright Corp.	1,178,687	0.8
6,727		Deluxe Corp.	466,518	0.3
18,505		EMCOR Group, Inc.	1,222,070	0.8
16,612		EnerSys	1,064,829	0.7
2,646	@	Esterline Technologies Corp.	225,968	0.1
4,570	@	Genesee & Wyoming, Inc.	313,319	0.2
4,690		Herman Miller, Inc.	157,819	0.1
7,461		Huntington Ingalls Industries, Inc.	1,596,356	1.0
3,792		IDEX Corp.	445,863	0.3
73,362	@	JetBlue Airways Corp.	1,453,301	0.9
12,838		Kennametal, Inc.	449,330	0.3
3,897	@	KLX, Inc.	186,822	0.1
14,359		Manpowergroup, Inc.	1,601,172	1.0
23,785		Masco Corp.	874,575	0.6
12,215		Nordson Corp.	1,335,100	0.9
4,564		Orbital ATK, Inc.	509,251	0.3
5,350		Oshkosh Corp.	399,110	0.3
11,017		Owens Corning, Inc.	816,690	0.5
27,227	@	Quanta Services, Inc.	978,266	0.6
15,691		Regal-Beloit Corp.	1,183,101	0.8
25,617		Timken Co.	1,148,922	0.7
23,216		Toro Co.	1,431,963	0.9
1,543		Valmont Industries, Inc.	221,498	0.1
2,362		Woodward, Inc.	165,836	0.1
			22,832,028	14.6

		Information Technology: 18.3%
52,261	@	ARRIS International PLC	1,455,991	0.9
16,384		Belden, Inc.	1,262,715	0.8
5,068		Broadridge Financial Solutions, Inc. ADR	395,963	0.3
26,437	@	Cadence Design Systems, Inc.	1,038,710	0.7
22,922		CDK Global, Inc.	1,478,469	0.9
49,410	@	Ciena Corp.	1,067,750	0.7
20,839	@	Cirrus Logic, Inc.	1,208,245	0.8
1,476		Cognex Corp.	160,840	0.1
18,116	@	Commvault Systems, Inc.	1,105,982	0.7
41,366		Convergys Corp.	972,101	0.6
8,662	@	CoreLogic, Inc.	406,854	0.3
37,317	@	Fortinet, Inc.	1,425,509	0.9
28,368	@	Integrated Device Technology, Inc.	700,973	0.4
8,226		InterDigital, Inc.	586,925	0.4
15,268		j2 Global, Inc.	1,149,375	0.7
17,802		Jabil, Inc.	558,093	0.4
3,033		Leidos Holdings, Inc.	176,885	0.1
13,051		LogMeIn, Inc.	1,493,034	1.0
7,633		MAXIMUS, Inc.	463,934	0.3
11,914	@	Microsemi Corp.	600,227	0.4
5,319		Motorola Solutions, Inc.	468,710	0.3
34,598	@	NCR Corp.	1,263,865	0.8
33,578	@	Netscout Systems, Inc.	1,099,680	0.7
32,986	@	Nuance Communications, Inc.	530,085	0.3
5,171		Plantronics, Inc.	220,440	0.1
4,133	@	Red Hat, Inc.	444,298	0.3
15,127		Science Applications International Corp.	1,117,583	0.7
5,803	@	Synaptics, Inc.	241,231	0.2
3,199	@	Take-Two Interactive Software, Inc.	312,830	0.2
12,773	@	Tech Data Corp.	1,408,734	0.9
14,360	@	Trimble, Inc.	555,445	0.4
11,761	@	Vantiv, Inc.	831,385	0.5
13,494		Versum Materials, Inc.	498,333	0.3
61,696		Vishay Intertechnology, Inc.	1,092,019	0.7
12,068	@	WebMD Health Corp.	801,798	0.5
			28,595,011	18.3

		Materials: 7.1%
7,543	@	Axalta Coating Systems Ltd.	222,669	0.1
16,115	@	Berry Plastics Group, Inc.	906,308	0.6
6,004		Cabot Corp.	316,291	0.2
7,357		Chemours Co.	361,008	0.2
4,063		Compass Minerals International, Inc.	271,408	0.2
2,772	@	Crown Holdings, Inc.	163,631	0.1
4,318		Eagle Materials, Inc.	419,926	0.3
3,699		Greif, Inc. - Class A	223,605	0.1
48,557	@	Louisiana-Pacific Corp.	1,237,232	0.8
10,071		Minerals Technologies, Inc.	644,544	0.4
6,221		Nucor Corp.	342,839	0.2
8,086		Packaging Corp. of America	908,947	0.6
19,292		PolyOne Corp.	697,213	0.5
5,530		Reliance Steel & Aluminum Co.	400,483	0.3
47,423		Steel Dynamics, Inc.	1,633,722	1.0
58,256		Valvoline, Inc.	1,240,270	0.8
20,600		Worthington Industries, Inc.	1,029,176	0.7
			11,019,272	7.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 9.8%
10,118		Camden Property Trust	$905,359	0.6
40,429		CoreCivic, Inc.	1,083,497	0.7
67,587		Cousins Properties, Inc.	631,939	0.4
12,424		DCT Industrial Trust, Inc.	724,940	0.5
8,804		Equity Lifestyle Properties, Inc.	784,877	0.5
34,939		First Industrial Realty Trust, Inc.	1,082,410	0.7
26,432		Gaming and Leisure Properties, Inc.	1,035,870	0.7
19,411		The Geo Group, Inc.	536,520	0.3
29,155		Hospitality Properties Trust	797,681	0.5
3,390		Lamar Advertising Co.	225,638	0.1
39,824		LaSalle Hotel Properties	1,130,205	0.7
6,024		Mack-Cali Realty Corp.	137,889	0.1
46,655	L	Omega Healthcare Investors, Inc.	1,486,895	1.0
22,694		Potlatch Corp.	1,084,773	0.7
41,773		Sabra Healthcare REIT, Inc.	912,740	0.6
5,527	@	SBA Communications Corp.	848,671	0.5
27,316	L	Tanger Factory Outlet Centers, Inc.	639,194	0.4
39,730		Urban Edge Properties	999,210	0.6
40,723		Washington Prime Group, Inc.	340,037	0.2
			15,388,345	9.8

		Utilities: 5.9%
16,356		Ameren Corp.	981,196	0.6
17,434		Black Hills Corp.	1,227,005	0.8
39,888		Great Plains Energy, Inc.	1,224,163	0.8
14,436		Hawaiian Electric Industries	482,451	0.3
5,441		Idacorp, Inc.	484,140	0.3
15,778		MDU Resources Group, Inc.	426,637	0.3
24,637		National Fuel Gas Co.	1,428,453	0.9
17,379		PNM Resources, Inc.	736,870	0.5
4,936		Southwest Gas Holdings, Inc.	392,511	0.3
36,085		UGI Corp.	1,782,960	1.1
			9,166,386	5.9

	Total Common Stock
	(Cost $142,903,529)		154,080,528	98.5

EXCHANGE-TRADED FUNDS: 1.2%
10,252		iShares S&P MidCap 400 Index Fund	1,771,648	1.2

	Total Exchange-Traded Funds
	(Cost $1,672,248)		1,771,648	1.2

RIGHTS: –%
		Materials: –%
3,200	@,X	Gerber Scientific	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $144,575,777)		155,852,176	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 2.2%
543,327	BNP Paribas S.A., Repurchase Agreement dated 08/31/17, 1.05%, due 09/01/17 (Repurchase Amount $543,343, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $554,194, due 07/15/20-02/15/46)	543,327	0.4
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 08/31/17, 1.13%, due 09/01/17 (Repurchase Amount $1,000,031, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 09/25/17-05/20/67)	1,000,000	0.6
1,000,000	Citigroup, Inc., Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $1,000,030, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 11/01/19-09/01/47)	1,000,000	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 08/31/17, 1.10%, due 09/01/17 (Repurchase Amount $1,000,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 09/07/17-12/01/51)	$1,000,000	0.6
		3,543,327	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
278,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $278,000)	278,000	0.2

	Total Short-Term Investments
	(Cost $3,821,327)	3,821,327	2.4

	Total Investments in Securities (Cost $148,397,104)	$159,673,503	102.1
	Liabilities in Excess of Other Assets	(3,262,678)	(2.1)
	Net Assets	$156,410,825	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.
X	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$154,080,528	$–	$–	$154,080,528
Exchange-Traded Funds	1,771,648	–	–	1,771,648
Rights	–	–	–	–

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Short-Term Investments	$278,000	$3,543,327	$–	$3,821,327
Total Investments, at fair value	$156,130,176	$3,543,327	$–	$159,673,503

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $148,442,889.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,857,417
Gross Unrealized Depreciation	(5,626,803)

Net Unrealized Appreciation	$11,230,614

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 9.4%
5,625		Acushnet Holdings Corp.	$92,475	0.0
273,272		AMC Entertainment Holdings, Inc.	3,661,845	0.5
159,379		Big Lots, Inc.	7,586,440	1.1
85,594		Caleres, Inc.	2,309,326	0.3
103,155		Camping World Holdings, Inc.	3,790,946	0.5
43,846		Cheesecake Factory	1,816,540	0.3
64,746		Childrens Place Retail Stores, Inc.	6,872,788	1.0
131,800		Dana, Inc.	3,172,426	0.4
103,859	@	Dave & Buster's Entertainment, Inc.	6,071,597	0.8
239,590		Extended Stay America, Inc.	4,693,568	0.7
64,639		Jack in the Box, Inc.	6,051,503	0.8
44,626		Lithia Motors, Inc.	4,819,608	0.7
49,184		Marriott Vacations Worldwide Corp.	5,723,050	0.8
48,138	@	Meritage Homes Corp.	1,959,217	0.3
227,117		Red Rock Resorts, Inc.	5,132,844	0.7
179,049	@	Vista Outdoor, Inc.	3,670,505	0.5
			67,424,678	9.4

		Consumer Staples: 2.2%
408,990	@,L	Amplify Snack Brands, Inc.	2,948,818	0.4
243,554	@	Hostess Brands, Inc.	3,249,010	0.5
230,696	@	Performance Food Group Co.	6,413,349	0.9
129,614		Vector Group Ltd.	2,799,662	0.4
			15,410,839	2.2

		Energy: 2.8%
232,472	@,L	Carrizo Oil & Gas, Inc.	3,124,424	0.4
39,199	@	Dril-Quip, Inc.	1,471,923	0.2
475,960	@	Forum Energy Technologies, Inc.	5,521,136	0.8
299,548	@	Laredo Petroleum, Inc.	3,720,386	0.5
293,606	@	QEP Resources, Inc.	2,216,725	0.3
258,782	@	Unit Corp.	4,119,809	0.6
			20,174,403	2.8

		Financials: 18.6%
169,164		Bank of NT Butterfield & Son Ltd.	5,562,112	0.8
61,637		Banner Corp.	3,397,431	0.5
131,644	@	Cadence BanCorp	2,743,461	0.4
246,919		Centerstate Banks, Inc.	6,042,108	0.9
136,871		Chemical Financial Corp.	6,215,312	0.9
53,955		Evercore, Inc.	4,070,905	0.6
166,189		Great Western Bancorp, Inc.	5,969,509	0.8
17,171		Hanover Insurance Group, Inc.	1,685,849	0.2
151,620		Horace Mann Educators Corp.	5,329,443	0.8
58,224		Houlihan Lokey, Inc.	2,098,975	0.3
539,656		Investors Bancorp, Inc.	7,064,097	1.0
183,008		MB Financial, Inc.	7,278,228	1.0
475,217		OM Asset Management Plc	6,714,816	0.9
74,359		Pinnacle Financial Partners, Inc.	4,625,130	0.7
60,200		Primerica, Inc.	4,608,310	0.6
368,358		Radian Group, Inc.	6,446,265	0.9
192,509		Redwood Trust, Inc.	3,211,050	0.5
109,185		Renasant Corp.	4,348,839	0.6
228,648	@	Seacoast Banking Corp. of Florida	5,229,180	0.7
128,210		Selective Insurance Group	6,461,784	0.9
115,422	L	Simmons First National Corp.	6,025,028	0.8
325,460		Sterling Bancorp/DE	7,306,577	1.0
126,069		Stifel Financial Corp.	6,019,795	0.8
56,795	@	Texas Capital Bancshares, Inc.	4,217,029	0.6
106,168		Webster Financial Corp.	4,955,922	0.7
114,265		WSFS Financial Corp.	5,107,646	0.7
			132,734,801	18.6

		Health Care: 12.9%
25,854	@	Aerie Pharmaceuticals, Inc.	1,482,727	0.2
124,217	@	Amedisys, Inc.	6,489,096	0.9
152,895	@	AMN Healthcare Services, Inc.	5,710,628	0.8
38,775	@,L	Bluebird Bio, Inc.	4,841,059	0.7
22,895		Chemed Corp.	4,516,954	0.6
33,871	@	Clovis Oncology, Inc.	2,576,567	0.4
133,881	@	Dermira, Inc.	3,158,253	0.4
65,795	@	Exact Sciences Corp.	2,756,152	0.4
20,455	@	FibroGen, Inc.	985,931	0.1
100,354	@	HealthEquity, Inc.	4,292,141	0.6
123,052		Healthsouth Corp.	5,629,629	0.8
76,356		Hill-Rom Holdings, Inc.	5,876,358	0.8
28,535	@	INC Research Holdings, Inc.	1,675,004	0.2
43,114	@,L	Lexicon Pharmaceuticals, Inc.	652,746	0.1
7,963	@,L	Ligand Pharmaceuticals, Inc.	1,026,192	0.1
23,710	@	Loxo Oncology, Inc.	1,977,414	0.3
30,036	@	Masimo Corp.	2,534,438	0.4
50,155	@	Medidata Solutions, Inc.	3,759,619	0.5
44,783	@,L	Myovant Sciences Ltd.	598,749	0.1
96,144	@	NuVasive, Inc.	6,007,077	0.8
170,340		Owens & Minor, Inc.	4,759,300	0.7
50,979	@	Pacira Pharmaceuticals, Inc.	1,942,300	0.3
134,505	@	Prestige Brands Holdings, Inc.	6,820,748	1.0
21,645	@,L	Puma Biotechnology, Inc.	2,002,162	0.3
41,770	@,L	Radius Health, Inc.	1,571,805	0.2
40,566	@	Sarepta Therapeutics, Inc.	1,634,404	0.2
198,863	@,L	TherapeuticsMD, Inc.	1,193,178	0.2

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
147,463	@,L	Tivity Health, Inc.	$5,780,550	0.8
			92,251,181	12.9

		Industrials: 16.0%
134,556		ABM Industries, Inc.	5,978,323	0.8
230,760		Actuant Corp.	5,549,778	0.8
98,373	@	Atlas Air Worldwide Holdings, Inc.	6,571,316	0.9
95,082		Barnes Group, Inc.	5,944,527	0.8
141,508	@	Beacon Roofing Supply, Inc.	6,665,027	0.9
63,106		Curtiss-Wright Corp.	6,109,923	0.9
67,990		EMCOR Group, Inc.	4,490,060	0.6
38,035	@	Esterline Technologies Corp.	3,248,189	0.5
83,075		Granite Construction, Inc.	4,588,232	0.6
91,980		Healthcare Services Group, Inc.	4,709,376	0.7
272,713	@	Navigant Consulting, Inc.	4,180,690	0.6
93,509	@	On Assignment, Inc.	4,460,379	0.6
43,654		Orbital ATK, Inc.	4,870,913	0.7
63,942		Regal-Beloit Corp.	4,821,227	0.7
297,638		Schneider National, Inc.	6,622,446	0.9
151,121	@	SPX FLOW, Inc.	5,058,020	0.7
40,107	@	Teledyne Technologies, Inc.	6,018,456	0.8
139,023		Tetra Tech, Inc.	5,922,380	0.8
77,510		Universal Forest Products, Inc.	6,759,647	1.0
88,043		Watts Water Technologies, Inc.	5,432,253	0.8
89,409		Woodward, Inc.	6,277,406	0.9
			114,278,568	16.0

		Information Technology: 16.4%
421,169	@	8x8, Inc.	5,959,541	0.8
144,210	@	Blackhawk Network Holdings, Inc.	6,460,608	0.9
56,612	@	CACI International, Inc.	7,348,238	1.0
77,204	@	Commvault Systems, Inc.	4,713,304	0.7
149,897	@	Cornerstone OnDemand, Inc.	5,243,397	0.7
239,606		Diebold Nixdorf, Inc.	4,899,943	0.7
107,178	@	Electronics for Imaging, Inc.	3,811,250	0.5
43,565	@	Euronet Worldwide, Inc.	4,281,133	0.6
187,256	@	Everbridge, Inc.	4,338,722	0.6
44,316		Fair Isaac Corp.	6,237,920	0.9
87,486		j2 Global, Inc.	6,585,946	0.9
19,892		Littelfuse, Inc.	3,703,095	0.5
169,838	@,L	Match Group, Inc.	3,693,976	0.5
110,588	@	Microsemi Corp.	5,571,423	0.8
56,195		MKS Instruments, Inc.	4,627,658	0.7
83,838	@	Netscout Systems, Inc.	2,745,695	0.4
484,718	@	Photronics, Inc.	3,829,272	0.5
119,079	@	Plexus Corp.	6,201,634	0.9
39,688	@,L	Proofpoint, Inc.	3,641,771	0.5
183,415	@	Super Micro Computer, Inc.	4,883,424	0.7
44,653		SYNNEX Corp.	5,340,945	0.8
149,361	@	Verint Systems, Inc.	5,929,632	0.8
110,937	@	Virtusa Corp.	4,029,232	0.6
46,072	@,L	WebMD Health Corp.	3,061,024	0.4
			117,138,783	16.4

		Materials: 5.7%
149,289		Carpenter Technology Corp.	6,050,683	0.8
330,297		Commercial Metals Co.	6,239,310	0.9
103,243		HB Fuller Co.	5,181,766	0.7
215,802		KapStone Paper and Packaging Corp.	4,827,491	0.7
83,670		Minerals Technologies, Inc.	5,354,880	0.7
79,658		PolyOne Corp.	2,878,840	0.4
228,481		Valvoline, Inc.	4,864,361	0.7
113,838		Worthington Industries, Inc.	5,687,347	0.8
			41,084,678	5.7

		Real Estate: 7.0%
821,662		Cousins Properties, Inc.	7,682,540	1.1
35,029		DuPont Fabros Technology, Inc.	2,254,466	0.3
318,182		Easterly Government Properties, Inc.	6,382,731	0.9
206,733		Gramercy Property Trust	6,297,087	0.9
165,996		Hudson Pacific Properties, Inc.	5,477,868	0.8
178,076		Kennedy-Wilson Holdings, Inc.	3,436,867	0.5
168,803		LaSalle Hotel Properties	4,790,629	0.7
135,549		QTS Realty Trust, Inc.	7,344,045	1.0
58,306		STAG Industrial, Inc.	1,631,985	0.2
186,614		Urban Edge Properties	4,693,342	0.6
			49,991,560	7.0

		Telecommunication Services: 1.2%
110,002		Cogent Communications Holdings, Inc.	5,126,093	0.7
384,175	@	Vonage Holdings Corp.	3,188,653	0.5
			8,314,746	1.2

		Utilities: 2.8%
83,213		Black Hills Corp.	5,856,531	0.8
51,914		Idacorp, Inc.	4,619,308	0.6
65,643		NorthWestern Corp.	3,959,586	0.6
118,858		Portland General Electric Co.	5,646,943	0.8
			20,082,368	2.8

	Total Common Stock
	(Cost $640,060,010)		678,886,605	95.0

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
104,788	L	iShares Russell 2000 ETF	$14,642,027	2.0

	Total Exchange-Traded Funds
	(Cost $12,591,782)		14,642,027	2.0

	Total Long-Term Investments
	(Cost $652,651,792)		693,528,632	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
	Securities Lending Collateralcc: 5.0%
2,999,638	Barclays Capital, Inc., Repurchase Agreement dated 08/31/17, 1.06%, due 09/01/17 (Repurchase Amount $2,999,725, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $3,059,631, due 08/15/18-02/15/46)	2,999,638	0.4
8,493,510	Cantor Fitzgerald, Repurchase Agreement dated 08/31/17, 1.13%, due 09/01/17 (Repurchase Amount $8,493,773, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $8,663,380, due 09/25/17-05/20/67)	8,493,510	1.2
8,493,510	Citigroup, Inc., Repurchase Agreement dated 08/31/17, 1.08%, due 09/01/17 (Repurchase Amount $8,493,761, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,663,380, due 11/01/19-09/01/47)	8,493,510	1.2
8,493,510	Daiwa Capital Markets, Repurchase Agreement dated 08/31/17, 1.10%, due 09/01/17 (Repurchase Amount $8,493,766, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,663,380, due 09/07/17-12/01/51)	8,493,510	1.2
7,280,918	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/17, 1.20%, due 09/01/17 (Repurchase Amount $7,281,157, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,462,669, due 01/15/19-02/15/46)	7,280,918	1.0
		35,761,086	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
22,834,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.910%††
	(Cost $22,834,000)	22,834,000	3.2

	Total Short-Term Investments
	(Cost $58,595,086)	58,595,086	8.2

	Total Investments in Securities (Cost $711,246,878)	$752,123,718	105.2
	Liabilities in Excess of Other Assets	(37,356,311)	(5.2)
	Net Assets	$714,767,407	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at August 31, 2017.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$678,886,605	$–	$–	$678,886,605
Exchange-Traded Funds	14,642,027	–	–	14,642,027
Short-Term Investments	22,834,000	35,761,086	–	58,595,086
Total Investments, at fair value	$716,362,632	$35,761,086	$–	$752,123,718

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $711,382,046.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$74,285,622
Gross Unrealized Depreciation	(33,543,950)

Net Unrealized Appreciation	$40,741,672

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 24, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 24, 2017